Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Financial Instruments

(4)    Financial Instruments

Our financial instruments consist of cash, cash equivalents, accounts receivable, trade payables, contingent earnout liability, and warrants to purchase preferred and common stock. The carrying values of these financial instruments (other than warrants and tranche and earnout liabilities, which are held at fair value) approximate fair value at March 31, 2024, and December 31, 2023. In general, asset and liability fair values are determined using the following categories:

Level 1 — Inputs utilize quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs include quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs are unobservable inputs and include situations where there is little, if any, market activity for the balance sheet items at period end. Pricing inputs are unobservable for the terms and are based on the Company’s own assumptions about the assumptions that a market participant would use.

Our warrant, tranche and earnout liabilities are measured at fair value on a recurring basis.

At the Closing Date, we assumed warrants to purchase 14,266,605 shares of common stock for $11.50 (see Note (10) Warrants). Of these, 8,333,272 are traded publicly (the “Public Warrants”) and 5,933,333 are privately held (the “Private Placement Warrants” and together with the Public Warrants, the “SPAC Warrants”). At the Closing Date, we determined the fair value of all the SPAC warrants to be $2,568 based on the closing price of $0.18 for the Public Warrants (Level 1).

At the Closing Date, we determined the fair value of the earnout liability to be $28,927 based on a Monte Carlo simulation of future trading prices for our common stock. See Note (9) Contingent Earnout Liability for further discussion.

On October 2, 2023, we entered into the SEPA with Yorkville. Upon execution of the SEPA, we determined the fair value of the SEPA derivative liability to be $183 based on a scenario-based model. See Note (13) Standby Equity Purchase Agreement for further discussion. We determined the fair value of the SEPA derivative liability to be $366 at March 31, 2024; we recorded the change in fair value in other income and expense, net.

The carrying amount of our outstanding SPAC warrants liabilities was $14,214 at March 31, 2024. The carrying amount of outstanding earnout liability was $22,620 at March 31, 2024. The carrying amount of the outstanding SEPA derivative liability was $366 at March 31, 2024. The carrying values of the warrant liabilities represent the remeasurement to fair value each reporting period based on Level 1 inputs for the publicly traded Public Warrants and Level 2 inputs for the Private Placement Warrants. The carrying amounts of the contingent earnout liability and SEPA derivative liability represent the remeasurement to fair value each reporting period based on unobservable, or Level 3, inputs, using assumptions made by us, including the market price of our common stock and the observed volatility of a peer group of companies.

The following tables summarize the changes in fair value of our outstanding warrant liabilities, contingent earnout liability and SEPA derivative liability for the three months ended March 31, 2024 and 2023.

	Fair Value at	Change in		Fair Value at
	December 31,	Unrealized	Issuances	March 31,
Warrant Liabilities	2023	(Gains) Losses	(Settlements)	2024
Public warrants - Level 1	$9,855	$(1,574)	$—	$8,281
Private warrants - Level 2	$7,061	$(1,128)	$—	$5,933
Total	$16,916	$(2,702)	$—	$14,214

	Fair Value at	Change in		Net Transfer	Fair Value at
	December 31,	Unrealized	Issuances	In (Out) of	March 31,
Level 3 Liabilities	2023	(Gains) Losses	(Settlements)	Level 3	2024
Contingent earnout liability	$18,632	$3,988	$—	$—	$22,620
SEPA derivative liability	$185	$181	$—	$—	$366

	Fair Value at	Change in			Net Transfer	Fair Value at
	December 31	Unrealized	Issuances		In (Out) of	March 31,
Level 3 Liabilities	2022	(Gains) Losses	(Settlements)		Level 3	2023
Warrant liabilities	$369	$(1)	$(106)		$—	$262
Series B-2 tranche liabilities	$4,702	$(608)	$(881)		$—	$3,213
Series B-3 warrant liabilities	$15,819	$(1,812)	$(6,880)	(1)	$—	$7,127

(1) This amount includes settlements of $11,527, transferred to convertible preferred stock, offset by issuances of $4,647

(4)Financial Instruments

Our financial instruments consist of cash, accounts receivable, trade accounts payable, tranche and warrant liabilities to purchase preferred stock and the contingent earnout liability. The carrying values of these financial instruments (other than the contingent earnout liability, tranche liabilities, and warrant liabilities, which are held at fair value) approximate fair value for the years ended December 31, 2023 and 2022. In general, asset and liability fair values are determined using the following categories:

Level 1 — Inputs utilize quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs include quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs are unobservable inputs and include situations where there is little, if any, market activity for the balance sheet items at period end. Pricing inputs are unobservable for the terms and are based on the Company’s own assumptions about the assumptions that a market participant would use.

Our warrant, tranche and earnout liabilities are measured at fair value on a recurring basis.

Financial Instruments Prior to the Business Combination

Our financial instruments, including tranche liabilities and warrant liabilities, are measured at fair value on a recurring basis, including immediately prior to exercise. The carrying amount of liabilities related to purchase Legacy TriSalus preferred stock was zero and $16,188 at December 31, 2023 and 2022, respectively, and the carrying amount of outstanding tranche liabilities was zero and $4,702 at December 31, 2023 and 2022, respectively. These carrying values represent the remeasurement to fair value at each reporting period based on unobservable inputs, or Level 3 inputs, using assumptions made by us, including the probabilities assigned to a status quo scenario and the potential closing of the Business Combination (see Note (3) Business Combination) scenario, the value of the Series B-3 Warrants (as defined below) upon closing of the Business Combination, the fair value of the Company, the fair value of the underlying preferred stock, the Company’s volatility, discount rate, and expected term of the related instrument. See Note (14) Convertible Preferred Stock for further discussion.

In October 2022, we sold shares of Series B-2 preferred stock with accompanying warrants to purchase Series B-3 preferred stock (see Note (14) Convertible Preferred Stock). This also included rights and obligations exercisable for additional Series B-2 preferred stock and Series B-3 warrants through a second and third tranche. We offered the Series B-2 preferred stock to all of our preferred stockholders at the time of the initial B-2 Preferred Stock Financing round (representing approximately 99.2% of our then outstanding shares on an as-converted to common stock basis). At issuance, the warrants issued to purchase Series B-3 preferred stock had a fair value of $11,966 and were classified as a liability (remeasured to $15,819 at December 31, 2022), the tranche rights and obligations associated with the second tranche had a fair value of $3,109 (remeasured to $2,250 at December 31, 2022), and the tranche rights and obligations associated with the third tranche had a fair value of $3,238 (remeasured to $2,452 at December 31, 2022), all of which have been classified as liabilities. The fair value is determined based on unobservable inputs, or Level 3 inputs, using assumptions made by us, including the probabilities assigned to both a status quo scenario and the potential closing of the Business Combination (see Note (3) Business Combination), the value of the Series B-3 warrants upon closing of the Business Combination, the fair value of the Company and resulting fair value of the underlying preferred stock, volatility, and expected term; see note (10) Warrants for further discussion.

In the first half of 2023, we sold shares of Series B-2 preferred stock with accompanying warrants to purchase Series B-3 preferred stock as part of the Second Tranche Closings (see Note (10) Warrants). At issuance, the warrants issued to purchase Series B-3 preferred stock had a fair value of $4,654 and $10,047 were classified as a liability in March and June 2023, respectively. The issuance of the Series B-2 preferred stock and accompanying warrants to purchase Series B-3 preferred stock as part of the Second Tranche Closings resulted in a $584 and $3,425 loss on equity issuance in March and June 2023.

Immediately prior to the exercise of the warrants to purchase Series B-3 preferred stock in February, March, June and July 2023, the associated liabilities were remeasured to fair value.

In July 2023, warrants to purchase 2,239,309 shares of Series B-3 preferred stock were exercised for $4,530.

At the Closing Date of the Business Combination, all in-the-money outstanding warrants and Series B-3 Warrants were remeasured to fair value, net-exercised, converted to shares of common stock of Legacy TriSalus, and then exchanged for shares of TriSalus common stock at the Exchange Ratio. Out-of-the-money warrants expired, resulting in a gain on expiration of $18. The Series B-2 tranche liabilities also expired at the Closing Date of the Business Combination.

The following tables summarize the changes in fair value of our outstanding warrant and tranche liabilities for the years ended December 31, 2023 and 2022:

	Fair Value at	Change in			Net Transfer	Fair Value at
	December 31,	Unrealized	Issuances		In (Out) of	December 31,
Level 3 Liabilities	2021	(Gains) Losses	(Settlements)		Level 3	2022
Warrant liability	$391	$(22)	$—		$—	$369
Series B-2 tranche liabilities	$—	$(1,645)	$6,347		$—	$4,702
Series B-3 warrant liabilities	$—	$3,853	$11,966		$—	$15,819
Warrant liability	$369	$(107)	$(262)		$—	$—
Series B-2 tranche liabilities	$4,702	$(3,200)	$(1,502)		$—	$—
Series B-3 warrant liabilities	$15,819	$(311)	$(15,508)	(1)	$—	$—

(1)	This amount includes settlements of $25,409, and final net exercise of $4,800, transferred to convertible preferred stock, offset by issuances of $14,701

Financial Instruments After Business Combination

At the Closing Date, we assumed warrants to purchase 14,266,605 shares of common stock for $11.50 (see Note (10) Warrants). Of these, 8,333,272 are traded publicly and 5,933,333 are privately held. At the Closing Date, we determined the fair value of all the warrants to be $2,568 based on the closing price of $0.18 for the publicly traded warrants (Level 1).

At the Closing Date, we determined the fair value of the earnout liability to be $28,927 based on a Monte Carlo simulation of future trading prices for our common stock. See Note (9) Contingent Earnout Liability for further discussion.

In August 2023, the Board approved a warrant repurchase program (the “Warrant Repurchase Program”), authorizing an aggregate expenditure of up to $4,000 of the Public Warrant. Through December 31, 2023, we had repurchased 51,493 Public Warrants for $20. The purchase plan was discontinued in December 2023.

On October 2, 2023, we entered into a SEPA with Yorkville. Upon execution of the SEPA, we determined the fair value of the SEPA derivative liability to be $183 based on a scenario-based model. See Note (13) Standby Equity Purchase Agreement for further discussion. We determined the fair value of the SEPA derivative liability to be $185 at December 31, 2023; we recorded the change in fair value in other income and expense, net.

The carrying amount of our outstanding Public and Private Placement Warrants liabilities was $16,916 at December 31, 2023. The carrying amount of outstanding earnout liability was $18,632 at December 31, 2023. The carrying amount of the outstanding SEPA derivative liability was $185 at December 31, 2023. The carrying values of the warrant liabilities represent the remeasurement to fair value each reporting period based on Level 1 inputs for the publicly traded Public Warrants and Level 2 inputs for the private placement Private Placement Warrants. The carrying amounts of the contingent earnout liability and SEPA derivative liability represent the remeasurement to fair value each reporting period based on unobservable, or Level 3, inputs, using assumptions made by us, including the market price of our common stock and the observed volatility of a peer group of companies.

The following tables summarize the changes in fair value of our outstanding warrant liabilities, contingent earnout liability and SEPA derivative liability for the year ended December 31, 2023. The warrant, earnout liability, and SEPA derivative liabilities were not present for the year ended December 31, 2022.

	Fair Value at	Change in		Net Transfer	Fair Value at
	December 31,	Unrealized	Issuances	In (Out) of	December 31,
Level 3 Liabilities	2022	(Gains) Losses	(Settlements)	Level 3	2023
Warrant liabilities	$—	$14,368	$2,548	$—	$16,916
Contingent earnout liability	$—	$(10,295)	$28,927	$—	$18,632
SEPA derivative liability	$—	$2	$183	$—	$185